UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2011
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Arrowgrass Capital Partners LLP
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Address:  Level 34, Tower 42
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          25 Old Broad Street
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          London, United Kingdom
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          EC2N 1HQ
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Form 13F File Number:  028-14258
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Simon Henry Kenner
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Title:     Chief Executive Officer
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Phone:      +44 20 3100 1000
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Signature, Place, and Date of Signing:

/s/ Simon Henry Kenner         London, United Kingdom         August 15, 2011
-------------------------   ------------------------  -----------------------
      [Signature]                 [City/State]               [Date}

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        6
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Form 13F Information Table Value Total:        $ 421,455
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                                                (thousands)


List of Other Included Managers:  None

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
DEUTSCHE BANK AG         NAMEN AKT      D18190898   136,716  3,355,000  SH  PUT  SOLE           3,355,000    0    0
DEUTSCHE BANK AG         NAMEN AKT      D18190898   152,405  3,740,000  SH  CALL SOLE           3,740,000    0    0
SPDR S&P 500 ETF TR      TR UNIT        78462F103   106,750    809,200  SH       SOLE             809,200    0    0
UBS AG                   SHS NEW        H89231338     1,914    124,863  SH       SOLE             124,863    0    0
UBS AG                   SHS NEW        H89231338    11,835    772,000  SH  CALL SOLE             772,000    0    0
UBS AG                   SHS NEW        H89231338    11,835    772,000  SH  PUT  SOLE             772,000    0    0